Document and Entity Information	May 13, 2021
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001524741
Document Type	8-K/A
Document Period End Date	May 13, 2021
Entity Registrant Name	U.S. Silica Holdings, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-35416
Entity Tax Identification Number	26-3718801
Entity Address, Address Line One	24275 Katy Freeway
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Katy
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77494
City Area Code	(281)
Local Phone Number	258-2170
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	SLCA
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	This Amendment No. 1 on Form 8-K/A is being filed by U.S. Silica Holdings, Inc. to amend its Current Report on Form 8-K as filed with the Securities and Exchange Commission on May 14, 2021 (the “Initial Form 8-K”), solely to provide the Third Amended and Restated U.S. Silica Holdings, Inc. 2011 Incentive Compensation Plan (the “Plan”) as an exhibit under Item 9.01. The only change to the Plan from the previously filed version is to correct the share amount in Section 4.1 in order to reflect the accurate number of shares available under the Plan as approved by stockholders at the 2021 annual meeting. Except as otherwise provided herein, the disclosures made in the Initial Form 8-K remain unchanged.